Leases - Summary Of Finance Lease Costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Amortization of leased asset		$ 97,801	$ 210,303
Interest on lease liabilities		625	5,685
Total lease expenses		$ 98,426	$ 215,988